PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation	$ 1,692	$ 1,562	$ 1,606
Equipment And Leasehold Improvements [Member]
Reduction in cost	(12,381)	0
Reduction in accumulated depreciation	$ (12,381)	$ 0